Consolidated Balance Sheets In Thousands, unless otherwise specified	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 CNY
ASSETS
Cash and cash equivalents	$ 166,907	1,035,425	410,544
Restricted cash	0	0	10,757
Time deposits and restricted time deposits	22,792	141,393	332,340
Accounts receivable, net	2,515	15,600	12,752
Amounts due from a related party	383	2,378	0
Prepayments and other current assets	12,713	78,864	68,476
Deferred tax assets	1,853	11,493	9,715
Total current assets	207,163	1,285,153	844,584
Non-current assets:
Restricted cash	1,294	8,024	4,115
Restricted time deposits	56,721	351,872	187,110
Property and equipment, net	7,459	46,271	32,999
Intangible assets, net	3,469	21,523	21,885
Goodwill	10,083	62,548	62,548
Other non-current assets	662	4,106	0
Deferred tax assets	25	153	130
Total non-current assets	79,713	494,497	308,787
Total assets	286,876	1,779,650	1,153,371
LIABILITY, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY
Short-term bank loan	0	0	212,259
Current portion of long-term bank loans	20,655	128,135	36,444
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to the Company of RMB304 and RMB56 (US$9) as of June 30, 2013 and 2014, respectively)	597	3,701	2,778
Amounts due to related parties	160	990	80,933
Salaries and welfare payable (including salaries and welfare payable of the consolidated variable interest entities without recourse to the Company of RMB7,925 and RMB8,634(US$1,392) as of June 30, 2013 and 2014, respectively)	14,192	88,038	77,591
Taxes payable (including taxes payable of the consolidated variable interest entities without recourse to the Company of RMB6,385 and RMB5,002(US$806) as of June 30, 2013 and 2014, respectively)	8,992	55,780	46,486
Deferred revenues (including deferred revenues of the consolidated variable interest entities without recourse to the Company of RMB45,274 and RMB26,547(US$4,279) as of June 30, 2013 and 2014, respectively)	78,053	484,209	389,000
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company of RMB9,192 and RMB2,317(US$373) as of June 30, 2013 and 2014, respectively)	15,534	96,365	64,602
Deferred tax liabilities	0	0	22,410
Total current liabilities	138,183	857,218	932,503
Deferred revenues (including deferred revenues of the consolidated variable interest entities without recourse to the Company of RMB226 and RMB95(US$15) as of June 30, 2013 and 2014, respectively)	719	4,460	1,661
Long-term bank loans	46,915	291,044	162,864
Deferred tax liabilities	1,471	9,125	6,104
Total liabilities	187,288	1,161,847	1,103,132
Commitments and contingencies
Mezzanine equity
Series B convertible preferred shares (US$0.01 par value; 4,013,203 and nil shares authorized as of June 30, 2013 and 2014, 257,166 and nil shares issued and outstanding as of June 30, 2013 and 2014, respectively; aggregated liquidation value of US$126 and nil as of June 30, 2013 and 2014, respectively)	0	0	1,045
Series C convertible preferred shares (US$0.01 par value; 15,722,878 and nil shares authorized as of June 30, 2013 and 2014, 81,330 and nil shares issued and outstanding as of June 30, 2013 and 2014, respectively; aggregated liquidation value of US$42 and nil as of June 30, 2013 and 2014, respectively)	0	0	344
Total mezzanine equity	0	0	1,389
Shareholders' equity
Ordinary shares (US$0.01 par value; 159,051,299 and 2,000,000,000 shares authorized as of June 30, 2013 and 2014, 86,101,542 and 99,882,260 (including 13,442,222 Class A and 86,440,038 Class B) shares issued and outstanding as of June 30, 2013 and 2014, respectively)	1,096	6,799	5,480
Additional paid-in capital	214,397	1,330,038	794,362
Statutory reserves	1,726	10,706	9,093
Accumulated other comprehensive loss	(271)	(1,684)	(2,551)
Accumulated deficit	(118,914)	(737,695)	(772,637)
Noncontrolling interest	1,554	9,639	15,103
Total shareholders' equity	99,588	617,803	48,850
Total liabilities, mezzanine equity and shareholders' equity	$ 286,876	1,779,650	1,153,371